Earnings per share - Narratives (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Basic weighted average number of shares	8,982,000,000	9,132,000,000	9,233,000,000
Dilutive shares	44,000,000	43,000,000	30,000,000
Number of shares held by employee benefit trust	1,300,000	600,000	10,400,000
Total number of own shares held	47,000,000
Number of shares in entity held by the treasury	45,745,646	30,365,037
Weighted average number of treasury shares and shares held by employee benefit trust during the period	22,000,000	10,000,000	2,000,000